Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-11-01
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In November 2023, we adopted a Clawback Policy to create greater accountability for our executive officers and employees. Under the policy, if we are required to prepare an accounting restatement of our financial statements due to material noncompliance with any financial reporting requirement under the securities laws, we will require reimbursement or forfeiture of any excess incentive compensation received by executive officers and certain other employees during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an accounting restatement.Our Board believes the adoption of our Clawback Policy furthers the Board’s intention to follow sound corporate governance practices